S000016247 [Member] Investment Objectives and Goals - ClearBridge International Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CLEARBRIDGE INTERNATIONAL VALUE FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks total return on its assets from growth of capital and income.